May 31, 2007


Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control -- EDGAR

RE:      RiverSource Selected Series, Inc.
                  RiverSource Precious Metals and Mining Fund

                  Post-Effective Amendment No. 47
                  File No. 2-93745/811-4132
           Accession Number: 0000950137-07-008154

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 47 (Amendment). This Amendment was filed electronically on May 29, 2007.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.